Property and Equipment, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Property, Plant, and Equipment Disclosure [Line Items]
Furniture and office equipment	$ 5,430	$ 5,230
Motor vehicles	1,799	1,403
Computers and software	21,693	16,019
Leasehold improvements	12,454	11,314
Construction in progress	15,412
Property, Plant and Equipment, Gross, Total	56,788	33,966
Less: Accumulated depreciation and amortization	(20,208)	(13,622)
Property and equipment, net	$ 36,580	$ 20,344